Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of operating segments
	Futures and securities brokerage services	CFD trading	TRS trading	Other	Total
Six months ended June 30, 2022
Revenue	$1,979,384	$(6,911,887)	$(798,523)	$1,381,295	$(4,349,731)

Commissions and fees	1,444,452	7,863	452,634	211,072	2,116,021
Compensation and benefits	506,055	-	-	1,417,204	1,923,259
Occupancy	-	1,800	1,800	369,028	372,628
Communication and technology	220,442	170,108	170,108	369,860	930,518
General and administrative	53,308	32,569	32,569	563,414	681,860
Crypto currencies	-	-	-	-	-
Professional fees	383	68,732	68,732	2,844,723	2,982,570
Research and development	-	-	-	4,160,033	4,160,033
Service fees	-	248,240	582,899	239,748	1,070,887
Interest	-	-	885,289	136,484	1,021,773
Depreciation	394	400,000	400,000	397,728	1,198,122
Marketing	1,181	34,000	34,000	322,030	391,211
Payment service charge	-	(69,981)	67,620	-	(2,361)
Change in fair value of warrant liabilities	-	-	-	(759,375)	(759,375)
Impairment of fixed assets	-	-	-	1,691,079	1,691,079
Impairment of cryptocurrencies	-	-	-	293,619	293,619
Other operating expenses	(1,617)	-	-	(21,711)	(23,328)

	2,224,598	893,331	2,695,651	12,234,936	18,048,516

Income (loss) from operations	$(245,214)	$(7,805,218)	$(3,494,174)	$(10,853,641)	$(22,398,247)

Total segment assets	$4,883,736	$22,768,398	$57,414,627	$18,168,359	$103,235,120

	Futures and securities brokerage services	CFD trading	TRS trading	Other	Total
Six months ended June 30, 2021
Revenue	$1,212,222	$(1,074,343)	$4,045,485	$(583,067)	$3,600,297

Commissions and fees	814,295	15,000	275,046	84,902	1,189,243
Compensation and benefits	594,038	-	-	1,789,509	2,383,547
Occupancy	-	2,100	2,100	343,460	347,660
Communication and technology	224,232	281,763	281,763	159,534	947,292
General and administrative	40,133	52,360	42,108	495,458	630,059
Crypto currencies	-	-	-	219,662	219,662
Professional fees	773	95,064	95,064	799,110	990,011
Service fees	-	187,684	2,123,334	163,104	2,474,122
Interest	-	-	109,268	832,996	942,264
Depreciation	1,476	266,666	-	11,538	279,680
Marketing	1,010	27,500	27,500	497,748	553,758
Payment service charge	-	292,630	-	-	292,630
Other operating expenses	1,526	-	-	17,948	19,474

	1,677,483	1,220,767	2,956,183	5,414,969	11,269,402

Income (loss) from operations	$(465,261)	$(2,295,110)	$1,089,302	$(5,998,036)	$(7,669,105)

Total segment assets	$4,412,577	$10,643,070	$49,957,418	$21,504,303	$86,517,368